Related Party Balances and Transactions - Schedule of Major Related Parties and Their Relationship With the Group (Details)	12 Months Ended
Dec. 31, 2025
CreditEase Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of Consolidated VIE of CreditEase
Major transaction with the Group	Collection services, customers acquisition and referral services and related party loans
Puxin [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of CreditEase
Major transaction with the Group	System support services, sales of goods and related party loans
Zhuoyue [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	Credit assessment services
Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	Credit assessment services
China Rise Insurance Broker Limited (“Huajin”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services and sales of goods
Goodhope Entry-Exit Consulting Services (Beijing) Company Limited. (“Goodhope”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	Sales of goods
Creditease Puze (Beijing) Fund Sales Co., Ltd. (“Creditease Puze”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
Qiyun Technology Development (Beijing) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of Consolidated VIE of CreditEase
Major transaction with the Group	System support service
CreditEase E-Share Technology (Beijing) Limited (“Qixiang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
Beijing Yixin Public Welfare Foundation [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Non-Governmental Organizations
Major transaction with the Group	Donation
Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
Ruicheng Family Information Consulting (Beijing) Co., Ltd.(“Ruicheng”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
CreditEase Wealth Management (Hong Kong) Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
Heritvest Wealth Management (Hong Kong) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Subsidiary of Consolidated VIE of CreditEase
Major transaction with the Group	Customers acquisition and referral services
Creditease Puhui [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Consolidated VIE of CreditEase
Major transaction with the Group	System support service